Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2023
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

15.Accrued expenses and other current liabilities

The following is a summary of accrued expenses and other current liabilities as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	(As adjusted)
	RMB	RMB
Deposits from offline distributors, retailers and others	11,017	9,427
Professional service fee payables	15,154	18,194
Product warranty(i)	5,051	3,208
Payables on equipment	7,020	1,575
Patent application fee payables	1,508	—
Accrued liabilities to suppliers	72,909	44,140
Payable related to employees’ exercise of share-based awards	20,509	3,168
Payable related to termination of lease contracts	6,191	—
Others	22,096	24,284
Accrued expenses and other current liabilities	161,455	103,996
(i)	Product warranty activities were as follows:

Product warranty
RMB
Balance as of January 1, 2022 (As adjusted)	4,185
Provided during the year	52,693
Utilized during the year	(51,827)
Balance as of December 31, 2022 (As adjusted)	5,051
Provided during the year	21,116
Utilized during the year	(22,959)
Balance as of December 31, 2023	3,208